American Beacon Small Cap Value Fund

Supplement dated August 18, 2022 to the

Prospectus and Summary Prospectus,

each dated March 1, 2022, as previously amended or supplemented

Effective July 29, 2022, Michelle K. Bevan of Brandywine Global Investment Management, LLC (“Brandywine Global”) was added as a Portfolio Manager for the American Beacon Small Cap Value Fund (the “Fund”). Accordingly, effective as of July 29, 2022, the following changes are made to the Fund’s Prospectus and Summary Prospectus, as applicable:

A.	On page 45 of the Prospectus and page 6 of the Summary Prospectus, under the heading “Fund Summaries - American Beacon Small Cap Value Fund - Portfolio Managers,” the information regarding Brandywine Global is deleted and replaced with the following:

Brandywine Global Investment Management, LLC	Henry F. Otto Portfolio Manager/Managing Director Since Fund Inception (1998)	Steven M. Tonkovich Portfolio Manager/Managing Director Since Fund Inception (1998)
Michelle K. Bevan, CFA Portfolio Manager Since 2022

B.	On page 71 of the Prospectus, under the heading “Fund Management - The Sub-Advisors - BRANDYWINE GLOBAL INVESTMENT MANAGEMENT, LLC (“Brandywine Global’’),” the following is added immediately above the paragraph related to Henry F. Otto:

Michelle K. Bevan is a portfolio manager and securities analyst on the Diversified Value Equity team. She contributes to the quantitative and fundamental analysis of securities for the Diversified Value Equity portfolios. She is the lead portfolio manager for the Diversified Mid Cap Value strategies. Michelle joined the firm in 1995. She is a CFA® charterholder and earned an M.B.A. in Finance and a B.S. in Finance from the University of Delaware, graduating cum laude.

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American Beacon Small Cap Value Fund

Supplement dated August 18, 2022 to the

Statement of Additional Information, dated March 1, 2022, as previously amended or supplemented

Effective July 29, 2022, Michelle K. Bevan of Brandywine Global Investment Management, LLC (“Brandywine Global”) was added as a Portfolio Manager for the American Beacon Small Cap Value Fund (the “Fund”). Accordingly, effective as of July 29, 2022, the following changes are made to the Fund’s Statement of Additional Information:

A.	On page 65, under the heading “Portfolio Managers,” the table relating to Brandywine Global is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Brandywine Global Investment Management, LLC
Michelle K. Bevan[1]	None	3 ($150 mil)	1 ($143 mil)	None	None	None
Henry F. Otto	7 ($7.6 bil)	10 ($168 mil)	35 ($819 mil)	None	None	1 ($53 mil)
Steven M. Tonkovich	7 ($7.6 bil)	10 ($168 mil)	35 ($819 mil)	None	None	1 ($53 mil)

1 As of July 31, 2022

B.	On page 75, under the heading “Portfolio Managers - Ownership of the Funds,” the table relating to Brandywine Global is deleted and replaced with the following:

Name of Investment Advisor and Portfolio Managers	Small Cap Value Fund
Brandywine Global Investment Management, LLC
Michelle K. Bevan[1]	None
Henry F. Otto	Over $1,000,000
Steven M. Tonkovich	$100,001 - $500,000

1 As of July 31, 2022

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